Derivative Instruments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ (1,082)	$ (82)	$ (577)
Change in embedded derivatives on guaranteed benefit annuity programs	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94
Change in embedded derivative liabilities and related fees	1,396	(1,554)	192
Net realized derivative gains (losses)	490	364	254
Designated as Hedging Instrument [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(1)	(4)	(9)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(125)	(44)	(39)
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(665)	(45)	(389)
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(343)	(17)	(136)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(1)	(6)	(20)
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ 53	$ 34	$ 16